BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
NET LOSS	$ (3,502,755)	$ (1,781,128)	$ (7,212,568)	$ (7,378,270)	$ (11,510,166)	$ (14,635,367)
Working capital deficiency	10,969,148		10,969,148		8,338,483
Accumulated Stockholders' Equity (Deficit)	11,090,848		11,090,848		8,338,483
Issuance of Common Stock			625,400
Proceeds from the sale of Participation Agreements			1,925,000
Loans Payable	$ 121,700		121,700		$ 0
Issuance of Loans			$ 129,000